Share Capital, Share Premium and Shares Held in Treasury - Additional Information (Detail) - GBP (£)		2 Months Ended	12 Months Ended
	Dec. 06, 2019	Feb. 28, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [line items]
Consideration amount for employee benefit trust shares purchased			£ 37,000,000	£ 43,000,000	£ 39,000,000
Employee benefit trust shares purchase amount			94,000,000	£ 90,000,000	£ 82,000,000
Authorised amount for Share repurchase	£ 100,000,000
RELX NV [member]
Disclosure of classes of share capital [line items]
Nominal value of bonus share issued			4,000,000,000
Shares cancelled through capital reduction to create distributable reserves			£ 4,000,000,000
Cancellation of ordinary shares				930,780,110
RELX NV [member] | Shares held in treasury [member]
Disclosure of classes of share capital [line items]
Number of shares purchased				17,500,000
RELX PLC [member]
Disclosure of classes of share capital [line items]
Repurchase of ordinary shares		5,000,000
Employee benefit trust shares purchased			2,200,000
Shares held by the employee benefit trust			6,753,010	7,130,366	3,493,817
Shares held in treasury			42,267,027	42,023,020	60,077,786
Cancellation of treasury shares			33,300,000	45,000,000
Non-discretionary share repurchase commitment	£ 100,000,000
RELX PLC [member] | Shares held in treasury [member]
Disclosure of classes of share capital [line items]
Repurchase of ordinary shares			33,500,000	26,900,000	23,100,000
Average price paid per share repurchased			£ 17.89
Aggregate consideration for repurchase of shares			£ 600,000,000	£ 700,000,000
Cancellation of treasury shares			33,300,000